Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,668,378,947.84	45,722		54.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	4.421%		April 15, 2026
Class A-2a Notes	$326,000,000.00	4.47%		December 15, 2027
Class A-2b Notes	$250,000,000.00	4.78208%	*	December 15, 2027
Class A-3 Notes	$513,600,000.00	4.45%		October 15, 2029
Class A-4 Notes	$95,400,000.00	4.52%		February 15, 2031
Class B Notes	$47,370,000.00	4.89%		February 15, 2031
Class C Notes	$31,570,000.00	0.00%		September 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.41%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,727,417.39

Principal:
Principal Collections	$32,671,463.03
Prepayments in Full	$15,416,965.79
Liquidation Proceeds	$521,563.80
Recoveries	$5,258.71
Sub Total	$48,615,251.33
Collections	$54,342,668.72

Purchase Amounts:
Purchase Amounts Related to Principal	$127.60
Purchase Amounts Related to Interest	$0.69
Sub Total	$128.29

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$54,342,797.01

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	7
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$54,342,797.01
Servicing Fee	$1,135,241.06	$1,135,241.06	$0.00	$0.00	$53,207,555.95
Interest - Class A-1 Notes	$41,283.73	$41,283.73	$0.00	$0.00	$53,166,272.22
Interest - Class A-2a Notes	$1,214,350.00	$1,214,350.00	$0.00	$0.00	$51,951,922.22
Interest - Class A-2b Notes	$996,266.67	$996,266.67	$0.00	$0.00	$50,955,655.55
Interest - Class A-3 Notes	$1,904,600.00	$1,904,600.00	$0.00	$0.00	$49,051,055.55
Interest - Class A-4 Notes	$359,340.00	$359,340.00	$0.00	$0.00	$48,691,715.55
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,691,715.55
Interest - Class B Notes	$193,032.75	$193,032.75	$0.00	$0.00	$48,498,682.80
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,498,682.80
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$48,498,682.80
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$48,498,682.80
Regular Principal Payment	$61,269,133.31	$48,498,682.80	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$54,342,797.01

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$48,498,682.80
Total					$48,498,682.80

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$11,205,717.83	$35.57	$41,283.73	$0.13	$11,247,001.56	$35.70
Class A-2a Notes	$21,106,782.26	$64.74	$1,214,350.00	$3.73	$22,321,132.26	$68.47
Class A-2b Notes	$16,186,182.71	$64.74	$996,266.67	$3.99	$17,182,449.38	$68.73
Class A-3 Notes	$0.00	$0.00	$1,904,600.00	$3.71	$1,904,600.00	$3.71
Class A-4 Notes	$0.00	$0.00	$359,340.00	$3.77	$359,340.00	$3.77
Class B Notes	$0.00	$0.00	$193,032.75	$4.08	$193,032.75	$4.08
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$48,498,682.80	$30.72	$4,708,873.15	$2.98	$53,207,555.95	$33.70

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$11,205,717.83	0.0355737	$0.00	0.0000000
Class A-2a Notes	$326,000,000.00	1.0000000	$304,893,217.74	0.9352553
Class A-2b Notes	$250,000,000.00	1.0000000	$233,813,817.29	0.9352553
Class A-3 Notes	$513,600,000.00	1.0000000	$513,600,000.00	1.0000000
Class A-4 Notes	$95,400,000.00	1.0000000	$95,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,275,145,717.83	0.8075961	$1,226,647,035.03	0.7768801

Pool Information
Weighted Average APR	4.869%	4.881%
Weighted Average Remaining Term	49.91	49.18
Number of Receivables Outstanding	40,479	39,537
Pool Balance	$1,362,289,274.16	$1,313,175,237.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,291,693,941.24	$1,245,455,550.32
Pool Factor	0.8165347	0.7870965

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,370.73
Yield Supplement Overcollateralization Amount	$67,719,687.31
Targeted Overcollateralization Amount	$99,298,653.11
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$86,528,202.60

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,370.73
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,370.73
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,370.73

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		83	$503,916.31
(Recoveries)		5	$5,258.71
Net Loss for Current Collection Period			$498,657.60
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4393%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0594%
Second Prior Collection Period			0.1710%
Prior Collection Period			0.3925%
Current Collection Period			0.4473%
Four Month Average (Current and Prior Three Collection Periods)			0.2675%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		520	$1,376,043.46
(Cumulative Recoveries)			$5,258.71
Cumulative Net Loss for All Collection Periods			$1,370,784.75
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0822%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,646.24
Average Net Loss for Receivables that have experienced a Realized Loss			$2,636.12

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.60%	184	$7,826,069.15
61-90 Days Delinquent	0.09%	29	$1,191,276.28
91-120 Days Delinquent	0.02%	7	$264,565.23
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.71%	220	$9,281,910.66

Repossession Inventory:
Repossessed in the Current Collection Period		10	$499,413.13
Total Repossessed Inventory		15	$913,026.73

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0797%
Prior Collection Period			0.0914%
Current Collection Period			0.0911%
Three Month Average			0.0874%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1109%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	7

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	62	$2,880,073.81
2 Months Extended	116	$5,758,884.49
3+ Months Extended	25	$1,037,739.17

Total Receivables Extended	203	$9,676,697.47

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer